UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA PRECIOUS METALS AND MINERALS FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2007



[GRAPHIC OMITTED]
USAA EAGLE LOGO(R)




                     USAA PRECIOUS METALS and MINERALS Fund


                      3RD QUARTER Portfolio of Investments


                               February 28, 2007






                                                                      (Form N-Q)

48478-0407                                   (C)2007, USAA. All rights reserved.
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                        of INVESTMENTS


USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                       MARKET
NUMBER                                                                                 VALUE
OF SHARES      SECURITY                                                                (000)
-------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (94.7%)

               COMMON STOCKS (94.5%)

               GOLD (69.6%)

               AUSTRALIAN GOLD COMPANIES (6.3%)
   600,000     Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $707)*(a)      $      769
11,499,999     Lihir Gold Ltd.*(b)(c)                                                     30,395
   400,000     Newcrest Mining Ltd.(b),(c)                                                 7,181
 2,000,000     Sino Gold Ltd.*(b),(c)                                                     11,480
                                                                                      ----------
                                                                                          49,825
                                                                                      ----------
               EUROPEAN GOLD COMPANIES (2.9%)
 1,000,000     Randgold Resources Ltd. ADR                                                22,900
                                                                                      ----------
               NORTH AMERICAN GOLD COMPANIES (57.3%)
 1,000,000     Agnico-Eagle Mines Ltd.(c)                                                 39,330
   750,000     American Bonanza Gold Corp. (acquired 10/07/2003; cost $632)*(a)              192
   900,000     Anatolia Minerals Development Ltd.*                                         4,194
 2,600,000     Aurizon Mines Ltd.*                                                         9,025
 2,000,000     Axmin, Inc. (acquired 12/06/2006; cost $1,647)*(a)                          1,642
 1,100,000     Barrick Gold Corp.                                                         32,901
   800,000     Centerra Gold, Inc.*                                                        8,174
   600,000     Cumberland Resouces Ltd.*                                                   4,319
 4,500,000     Eldorado Gold Corp.*                                                       26,855
 1,600,000     Gammon Lake Resources, Inc.*                                               27,538
   750,000     Glencairn Gold Corp. (acquired 2/24/2004-11/07/2005; cost
                 $350)*(a)                                                                   417
   400,000     Gold Fields Ltd. ADR                                                        7,052
 2,250,000     Goldcorp, Inc.(c)                                                          60,322
 3,000,000     IAMGOLD Corp.                                                              25,060
 2,100,000     Jinshan Gold Mines, Inc. (acquired 12/07/2005-4/21/2006;
                 cost $960)*(a)                                                            3,609
 3,000,000     Kinross Gold Corp.*                                                        42,168
 1,200,000     Meridian Gold, Inc.*                                                       32,928
   400,000     Metallic Ventures Gold, Inc. (acquired 12/10/02-12/17/2002;
                 cost  $770)*(a)                                                             629
   829,500     Metallica Resources, Inc.*                                                  3,745
   170,500     Metallica Resources, Inc. (acquired 12/04/2006; cost
                 $670)*(a),(b),(d)                                                           728
   800,000     Minefinders Corp. Ltd.*(c)                                                  8,707
 1,900,000     Miramar Mining Corp.*                                                       8,675
   110,000     New Gold, Inc.*                                                               823
   850,000     Newmont Mining Corp.                                                       38,310
   375,000     Northern Star Mining Corp. (acquired 5/05/2006; cost: $373)*(a)               378
   500,000     Royal Gold, Inc.(c)                                                        16,550
 2,400,000     Semafo, Inc.*                                                               4,822
 3,000,000     Yamana Gold, Inc.                                                          44,348
                                                                                       ---------
                                                                                         453,441
                                                                                       ---------
               SOUTH AMERICAN GOLD COMPANIES (3.1%)
900,000        Compania de Minas Buenaventura S.A. ADR                                    24,948
                                                                                       ---------

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                     (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                       MARKET
NUMBER                                                                                 VALUE
OF SHARES      SECURITY                                                                (000)
------------------------------------------------------------------------------------------------
               Total Gold  (cost:  $306,955)                                             551,114

               BASE METALS (6.0%)

   550,000     Freeport-McMoRan Copper & Gold, Inc. "B"(c)                            $   31,575
   594,100     Nautilus Minerals, Inc. (acquired 2/02/2007; cost $2,180)*
               (a),(b),(d)                                                                 2,124
 6,000,000     Oxiana Ltd.(b),(c)                                                         13,661
                                                                                      ----------
               Total Base Metals (cost: $34,539)                                          47,360
                                                                                      ----------
               DIAMONDS (2.3%)

   500,000     Aber Diamond Corp. (cost $9,872)                                           17,869
                                                                                      ----------
               PLATINUM GROUP METALS (14.2%)

   250,000     Anglo American Platinum Corp.                                              35,616
 1,400,000     Impala Platinum Holdings Ltd.                                              39,889
   600,000     Lonmin plc                                                                 36,840
                                                                                      ----------
               Total Platinum Group Metals (cost: $37,928)                               112,345
                                                                                      ----------
               SILVER (2.4%)

 2,100,000     Hecla Mining Co.*                                                          16,170
   100,000     Pan American Silver Corp.*                                                  3,002
                                                                                      ----------
               Total Silver (cost: $11,974)                                               19,172
               Total Common Stocks (cost: $401,268)                                      747,860
                                                                                      ----------

               WARRANTS (0.2%)
   300,000     Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $32)*(a)              133
 1,350,000     Glencairn Gold Corp. (acquired 2/24/2004; cost $267)*(a)                      162
 1,000,000     Jinshan Gold Mines, Inc. (acquired 12/22/2005; cost $0)*(b)(a)              1,154
    60,000     Metallic Ventures Gold, Inc. (acquired 3/18/2004; cost $0)*(a)                 25
    85,250     Metallica Resources, Inc. (acquired 1/19/2007; cost $0)*(a),(b),(d)            --
    55,000     New Gold, Inc.*                                                                33
   187,500     Northern Star Mining Corp. (acquired 5/05/2006; cost $0)*(a),(b)               --
                                                                                      ----------
               Total Warrants (cost: $348)                                                 1,507
                                                                                      ----------
               Total Equity Securities (cost: $401,616)                                  749,367

PRINCIPAL                                                                             MARKET
   AMOUNT                                                                              VALUE
    (000)      SECURITY                                                                (000)
------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (5.9%)

               COMMERCIAL PAPER (5.9%)
$   20,903     Countrywide Financial Corp., 5.28%, 3/02/2007                              20,900

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                                     (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2007 (UNAUDITED)


PRINCIPAL                                                                             MARKET
   AMOUNT                                                                              VALUE
    (000)      SECURITY                                                                (000)
------------------------------------------------------------------------------------------------
$   16,829     UBS Finance, LLC, 5.30%, 3/07/2007                                     $   16,829
     8,497     Wisconsin Electric Power Co., 5.28%, 3/05/2007                              8,492
                                                                                      ----------
               Total Money Market Instruments  (cost: $46,221)                            46,221
                                                                                      ----------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (11.5%)(E)

               CORPORATE OBLIGATIONS (0.6%)
     5,000     Bank of America, N.A., Notes, 5.36%(f), 6/13/2007                           5,015
                                                                                       ---------
               REPURCHASE AGREEMENTS (10.8%)(G)
    21,000     Credit Suisse First Boston,  LLC, 5.31%, acquired on
                    2/28/2007 and due 3/01/2007 at $21,000 (collateralized by
                    $22,055 of Freddie Mac Discount Notes(i), 5.20%(h), due
                    9/21/2007; market value $21,424)                                      21,000
    18,000     Deutsche Bank Securities, Inc., 5.32%, acquired on 2/28/2007 and due 3/01/2007 at $18,000 (collateralized by $16,091
                    of Tennessee Valley Authority Bonds(i), 5.88%, due 4/01/2036;
                    market value $18,361)                                                 18,000
    10,000     Lehman Brothers, Inc., 5.28%, acquired on 2/28/2007 and due
                    3/01/2007 at $10,000 (collateralized by $10,050 of Federal
                    Home Loan Bank Notes(i), 4.75%, due 12/10/2010; market value
                    $10,202)                                                              10,000
    23,000     Merrill Lynch Government Securities, Inc., 5.30%, acquired on
                    2/28/2007 and due 3/01/2007 at $23,000 (collateralized by
                    $23,275 of U.S. Treasury Notes, 4.75%, due 2/15/2010;
                    market value $23,275)                                                 23,000
    13,500     Morgan Stanley & Co., Inc., 5.30%, acquired on 2/28/2007 and due
                    3/1/2007 at $13,500 (collateralized by $13,390 of Farmer Mac
                    Notes(i), 5.90%-6.71%, due 3/3/2009-7/28/2014; combined market
                    value $14,133)                                                        13,500
                                                                                      ----------
               Total Repurchase Agreements                                                85,500
                                                                                      ----------

     NUMBER
   OF SHARES
  ----------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
   589,986     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(j)               590
                                                                                      ----------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned  (cost: $91,090)                                         91,105
                                                                                      ----------

               TOTAL INVESTMENTS (COST: $538,927)                                     $  886,693
                                                                                      ==========

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USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.


4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.
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USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2007 (UNAUDITED)


6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $349,038,000 and $1,272,000, respectively, resulting in net unrealized appreciation of $347,766,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $791,254,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 81.7% of net assets at February 28, 2007.

D. ADR -American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2007, was $11,962,000, which represented 1.5% of the Fund's net assets.
(b) Security was fair valued at February 28, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

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                 (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2007 (UNAUDITED)


(c) The security or a portion thereof was out on loan as of February 28, 2007. The aggregate fair market value of the loaned portion of these securities as of February 28, 2007, was approximately $87,346,000.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) The Fund, through its third-party securities-lending agent, Wachovia, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2007.
(g) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(j) Rate represents the money market fund annualized seven-day yield at February 28, 2007.

* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.